Equity	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
17.	Equity

(a)	Capital stock -

As of December 31, 2019 and 2018, share capital was represented by 423,868,449 authorized common shares subscribed and fully paid, with a nominal value of one sol per share. As of December 31, 2019 from the total outstanding common shares, 31,066,186 were listed on the New York Stock Exchange and 392,802,263 in the Lima Stock Exchange. As of December 31, 2018, 60,577,811 common shares were listed on the New York Stock Exchange and 363,290,638 common shares were listed on the Lima Stock Exchange.

(b)	Investment shares -

Investment shares do not have voting rights or participate in shareholder’s meetings or the appointment of directors or officers of the Company. Investment shares confer upon the holders thereof the right to participate in dividends distributed according to their nominal value, in the same manner as common shares. Investment shares also confer the holders thereof the right to:

(i)	maintain the current proportion of the investment shares in the case of capital increase by new contributions;

(ii)	increase the number of investment shares upon capitalization of retained earnings, revaluation surplus or other reserves that do not represent cash contributions;

(iii)	participate in the distribution of the assets resulting from liquidation of the Company in the same manner as common shares; and,

(iv)	redeem the investment shares in case of a merger and/or change of business activity of the Company.

As of December 31, 2019 and 2018, the Company had 40,278,894 investment shares subscribed and fully paid, with a nominal value of one sol per share.

(c)	Treasury shares -

As of December 31, 2019 and 2018, the Company maintained 36,040,497 investment shares held in treasury amounting to S/121,258,000.

In January 2017 and October 2015, the Company acquired 7,911,845 and 37,276,580 investment shares for S/34,216,000 and S/108,248,000, respectively. In March 2017, as a result of the execution of the spin-off project described in note 1.2, the Company obtained 9,148,373 of its treasury investment shares, see note 9.

(d)	Additional paid-in capital -

As of January 1, 2017, additional paid-in capital was represented mainly by S/545,165,000 obtained as a result of the issue of 111,484,000 common shares and 928,000 investment shares corresponding to a public offering of American Depositary Shares (ADS) listed on the New York Stock Exchange and Lima Stock Exchange in 2012. This amount corresponds to the excess of the total proceeds obtained by this transaction in relation to the nominal value of the listed shares.

In March and December 2017, the Company recognized a debit for S/118,569,000 and a credit for S/6,759,000 in this caption as a result of the spin-off of the interest in Fosfatos del Pacífico S.A. and the impairment of the brine project, respectively, see notes 1.2 and 1.3.

(e)	Legal reserve -

Provisions of the Peruvian General Corporation Law require that a minimum of 10% of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until such is equal to 20% of the capital. This legal reserve can offset losses or can be capitalized, and in both cases, there is the obligation to replenish it.

(f)	Other accumulated comprehensive results - This reserve records fair value changes on available-for-sale financial assets and the unrealized results on cash flow hedge.

(g)	Distributions made and proposed –

	2019	2018	2017

Approval date in Board of Directors	November 18, 2019	September 21, 2018	October 26, 2017
Declared dividends per share to be paid in cash S/	0.36000	0.38000	0.35000
Declared dividends S/(000):	154,119	161,396	149,837

As of December 31, 2019 and 2018, dividends payable amounted to S/52,523,000 and S/19,331,000 respectively. During 2019 and 2017, in order to comply with Peruvian law, S/280,000 and S/189,000, respectively, corresponding to dividends payable with aging greater than ten years were transferred from “Dividends payable” to “Legal reserve” in the consolidated statement of changes in equity.